Taxes	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Taxes
17	Taxes

17.1	Components of provision for income taxes
The below table summarizes the income tax benefits and corporate tax expenses incurred by the group:

	(Unaudited) For the six-month period ended 30 June
	2022	2021
	USD	USD
Income tax benefit	672,857	1,693,740
Corporate tax expense	(49,092)	—

	623,765	1,693,740

17.2	Deferred tax asset
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes at the enacted rates. The significant components of the Group’s deferred tax assets as of the six-month
period ended 30 June 2022 indicated below were as follows:

	(Unaudited) For the six-month period ended 30 June 2022	(Audited) For the year ended 31 December 2021
	USD	USD

Deferred tax asset movement:
Opening balance	14,631,743	9,913,707
Deferred tax credits during the period/year	672,857	4,718,036

Closing balance	15,304,600	14,631,743